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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409

                      Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Municipal High Income Advantage Trust

           SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)



Principal
Amount                                             Value
           TAX-EXEMPT OBLIGATIONS - 134.8% of Net Assets
           Alaska - 1.2%
3,875,000(aAlaska State Housing Finance Corp., RIB,4,406,456

           Arizona - 4.1%
5,000,000  Casa Grande Industrial Development Autho5,551,450
3,000,000(aDowntown Phoenix Hotel Corp., RIB, 5.3043,432,360
1,000,000  Pima County Industrial Development Autho1,057,230
1,560,000  Pima County Industrial Development Autho1,652,804
1,000,000 +Pima County Industrial Development Autho1,215,590
2,000,000  San Luis Facility Development Corp., 7.22,035,800
                                                   14,945,234
           California - 6.5%
2,680,000  Golden State Tobacco Securitization Corp3,068,386
9,520,000(aUniversity of California, RIB, 5.706%, 511,318,042
9,320,000  Valley Health System Hospital Revenue, 69,334,353
                                                   23,720,781
           Colorado - 1.9%
2,850,000  Denver Health & Hospital Authority Healt3,044,398
3,520,000  Northwest Parkway Public Highway Authori3,690,122
                                                   6,734,520
           District of Columbia - 2.1%
2,700,000  District of Columbia Tobacco Settlement 3,241,512
4,000,000  District of Columbia Tobacco Settlement 4,390,680
                                                   7,632,192
           Florida - 5.6%
1,000,000  Greater Orlando Aviation Authority, 6.5%1,059,540
4,500,000  Hillsborough County Florida Industrial Development Authority
Pollution
              Control Revenue, 5.5%, 10/1/23       4,695,255
2,000,000  Hillsborough County Florida Industrial Development Authority
Pollution
              Control Revenue, 6.75%, 7/1/29       2,054,100
500,000    Miami Beach Health Facilities Authority,507,915
1,500,000  Miami Beach Health Facilities Authority,1,649,940
10,000,000 Miami-Dade County Aviation Revenue, 5.0%10,475,700
                                                   20,442,450
           Georgia - 2.1%
4,000,000(aAtlanta Georgia Water and Wastewater Rev4,631,520
1,065,000  Effingham County Industrial Development 1,129,667
1,650,000  Savannah Georgia Economic Development Au1,816,601
                                                   7,577,788
           Guam - 1.5%
5,000,000  Northern Mariana Islands, 6.75%, 10/1/335,596,150

           Idaho - 2.3%
2,000,000 Power County Industrial Development Corp2,127,820 5,920,000 Power County Pollution Control Revenue, 6,085,168
                                                   8,212,988
           Illinois - 6.1%
4,000,000 Centerpoint Intermodal Center, 8.0%, 6/14,115,240 1,000,000 Illinois Finance Authority Revenue, 5.1%1,019,760 1,100,000 Illinois Finance Authority Revenue, 5.5%1,127,027 1,850,000 Illinois Finance Authority Revenue, 5.751,926,923 1,000,000 Illinois Finance Authority Revenue, 6.0%1,056,370 3,000,000 Illinois Finance Authority Revenue, 6.0%3,140,880 1,645,000 Illinois Health Facilities Authority Rev1,661,680 1,400,000 Illinois Health Facilities Authority Rev1,400,350 2,400,000 Illinois Health Facilities Authority Rev2,400,096 1,500,000 Illinois Health Facilities Authority Rev1,661,790 2,700,000 Southwestern Illinois Development Author2,740,527
                                                   22,250,643
           Indiana - 4.9%
10,000,000 Indiana State Development Finance Author10,377,300 5,000,000 Jasper County Industrial Economic Develo5,056,000 2,315,000 Vincennes Industrial Economic Developmen2,332,802
                                                   17,766,102
           Kentucky - 1.4%
500,000    Kentucky Economic Development Finance Au508,325
4,400,000  Kentucky Economic Development Finance Au4,476,296
                                                   4,984,621
           Louisiana - 3.0%
750,000    Opelousas Louisiana General Hospital Aut799,125
9,415,000  Tobacco Settlement Financing Corp., 5.8710,087,984
                                                   10,887,109
           Maryland - 0.5%
710,000    Maryland Health & Higher Educational Fac708,253
1,250,000  Maryland Health & Higher Educational Fac1,233,350
                                                   1,941,603
           Massachusetts - 9.0%
1,000,000 Lynn Massachusetts Water & Sewer Commiss1,056,820 5,000,000 Massachusetts Bay Transportation Authori5,674,800 5,000,000 Massachusetts Bay Transportation Authori5,858,000 2,195,000 Massachusetts Health & Educational Facil2,217,828 1,000,000 Massachusetts Health & Educational Facil1,081,220 3,520,000(aMassachusetts State College Building Aut4,176,586
900,000    Massachusetts State Development Finance 892,917
2,920,000 Massachusetts State Development Finance 2,985,846 4,710,000 Massachusetts State Development Finance 4,922,751 3,335,000(aMassachusetts State Housing Finance Agen3,571,218
                                                   32,437,986
           Michigan - 5.1%
1,650,000  Crescent Academy Project, 5.75%, 12/1/361,635,942
3,000,000 +Delta County Michigan Economic Developme3,369,180 3,000,000 Macomb County Hospital Finance Authority3,185,040 4,130,000 Michigan State Hospital Finance Authorit4,103,031 1,000,000 Michigan State Strategic Fund Solid Wast1,023,140 3,000,000(bWayne Charter County Michigan Special Ai2,353,680 3,405,000(bWayne Charter County Michigan Special Ai2,774,360
                                                   18,444,373
           Missouri - 0.9%
1,500,000 St. Louis Industrial Development Authori1,444,665 1,840,000 St. Louis Industrial Development Authori1,771,589
                                                   3,216,254
           Montana - 0.7%
2,445,000(cHardin Increment Industrial Infrastructu1,606,585 1,000,000 Two Rivers Authority, Inc., Project Reve1,029,870
                                                   2,636,455
           Nevada - 2.2%
2,425,000 Clark County Industrial Development Reve2,424,806 2,500,000 Clark County Industrial Development Reve2,501,050 1,600,000 Nevada State Department of Business & In1,701,264 1,000,000 Nevada State Department of Business & In1,066,700
370,000    Nevada State Department of Business & In394,679
                                                   8,088,499
           New Hampshire - 1.5%
1,000,000 New Hampshire Health & Educational Facil1,054,460 1,125,000 New Hampshire Health & Educational Facil1,188,934 3,000,000 +New Hampshire Higher Educational & Healt3,125,670
                                                   5,369,064
           New Jersey - 8.9%
13,000,000 New Jersey Economic Development Authorit13,413,660 2,500,000 New Jersey Health Care Facilities Financ2,617,150 1,420,000 New Jersey Health Care Facilities Financ1,422,215 2,495,000(aNew Jersey State Turnpike Authority, RIB4,152,179 1,000,000 Tobacco Settlement Financing Corp., 6.251,117,050 3,250,000 Tobacco Settlement Financing Corp., 6.753,723,168 5,000,000 Tobacco Settlement Financing Corp., 7.0%5,797,750
                                                   32,243,172
           New York - 10.6%
3,000,000 Dutchess County Industrial Development A3,342,030 5,000,000 Nassau County New York Industrial Develo5,201,300 6,980,000 New York City Industrial Development Age6,891,075 2,000,000 New York City Industrial Development Age2,098,500 2,000,000 New York City Industrial Development Age2,021,200 3,950,000 New York City Industrial Development Age4,434,981 2,600,000 New York City Industrial Development Age2,633,176 5,000,000 New York State Environmental Facilities 5,250,200 4,500,000 Suffolk County New York Industrial Devel4,657,095 2,000,000 Yonkers Industrial Development Agency Ci2,011,660
                                                   38,541,217
           North Carolina - 5.9%
11,350,000 Charlotte North Carolina Special Facilit11,473,147 7,140,000 Charlotte North Carolina Special Facilit7,630,232 2,000,000 North Carolina Capital Facilities Financ2,111,580
                                                   21,214,959
           Ohio - 2.7%
3,800,000 Belmont County Health System Revenue, 5.3,745,090 1,000,000 Belmont County Health System Revenue, 5.977,760 5,000,000 Cleveland Airport Special Revenue, 5.3755,046,050
                                                   9,768,900
           Oklahoma - 1.0%
2,045,000 Jackson County Memorial Hospital Authori2,055,900 1,500,000 Tulsa Municipal Airport Transportation R1,505,280
                                                   3,561,180
           Pennsylvania - 7.1%
3,000,000  Allegheny County Hospital Development Au3,572,250
500,000    Allegheny County Hospital Development Au594,385
1,000,000 Clarion County Hospital Authority Revenu1,015,960 3,600,000 Columbia County Hospital Authority Reven3,359,304 3,200,000 Delaware County Industrial Development A2,595,040 1,250,000 Hazleton Health Services Authority Hospi1,253,575 3,360,000 Montgomery County Higher Education & Hea3,430,661 1,430,000 Pennsylvania Economic Development Financ1,413,512 1,805,000 Pennsylvania Economic Development Financ1,811,534 2,330,000 Pennsylvania Economic Development Financ2,339,064 2,005,000 Scranton-Lackawanna Health & Welfare Aut2,055,987 2,245,000 Scranton-Lackawanna Health & Welfare Aut2,302,090
                                                   25,743,362
           Rhode Island - 3.9%
4,485,000 Central Falls Rhode Island Detention Fac5,041,319 8,285,000 Tobacco Settlement Financing Corp., 6.258,944,403
                                                   13,985,722
           South Carolina - 5.8%
1,500,000 Connector 2000 Association, Inc., Toll R1,339,680 1,600,000 Loris Community Hospital District, 5.6251,655,232 7,140,000 +South Carolina Jobs Economic Development8,229,421
860,000   +South Carolina Jobs Economic Development985,818
3,000,000 +South Carolina Jobs Economic Development3,451,230 4,400,000 Tobacco Settlement Revenue Management, 65,156,096
                                                   20,817,477
           Tennessee - 2.4%
1,000,000 Johnson City Health & Educational Facili1,167,270 7,000,000 Knox County Health Educational & Housing7,553,280
                                                   8,720,550
           Texas  - 16.8%
11,300,000 Alliance Airport Authority Special Facil11,526,000 8,650,000 Brazos River Authority Pollution Control9,720,610 7,350,000 Gulf Coast Industrial Development Author7,578,806 10,000,000 Houston Texas Airport System Revenue, 6.10,757,300 1,000,000 IAH Public Facility Corp., 6.0%, 5/1/16 998,210
1,000,000  IAH Public Facility Corp., 6.0%, 5/1/21 975,250
1,350,000  IAH Public Facility Corp., 6.125%, 5/1/21,310,904
845,000    Lubbock Health Facilities Development Co884,952
2,000,000 Lubbock Health Facilities Development Co2,100,980 7,750,000 Matagorda County Navigation District Num7,983,740 1,885,000(bPanhandle Texas Regional Housing Finance188,538 5,000,000 Tomball Hospital Authority, 6.0%, 7/1/255,208,500
1,500,000  Willacy County Local Government Corp., 61,524,225
                                                   60,758,015
           Utah  - 0.4%
1,600,000  Spanish Fork Charter School Revenue, 5.71,601,552

           Virginia  - 0.4%
1,555,000 +Pocahontas Parkway Association of Virgin1,626,266

           Washington - 5.7%
5,000,000  Port Seattle Washington Special Faciliti5,183,600
5,500,000(bPort Seattle Washington Special Faciliti5,460,015
1,385,000  Tobacco Settlement Authority Revenue, 6.1,525,467
6,960,000(aWashington State Economic Development Fi8,404,757
                                                   20,573,839
           Wisconsin  - 0.6%
1,000,000  Wisconsin State Health & Educational Fac1,056,450
           Revenue, 6.125%, 4/1/24
1,000,000  Wisconsin State Health & Educational Facilities Authority
           Revenue, 6.25%, 4/1/34                  1,059,160
                                                   2,115,610
           TOTAL TAX-EXEMPT OBLIGATIONS
           (Cost $435,391,184)                     488,563,089

           MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 3.6% of Net Assets 13,000,000 Non-Profit Preferred Funding Trust I, Se12,974,650

           TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
           (Cost $13,000,000)                      12,974,650

Shares     TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.0% of Net Assets
4,386      BlackRock Provident Institutional Munici4,386

           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
           (Cost $4,386)                           4,386

           TOTAL INVESTMENTS IN SECURITIES - 138.4%
           (Cost $448,395,570) (d)(e)              501,542,125
           OTHER ASSETS AND LIABILITIES - 3.0%     10,927,744
           PREFERRED SHARES AT REDEMPTION VALUE,
           INCLUDING DIVIDENDS PAYABLE - (41.4)%   (150,090,489)
           NET ASSETS APPLICABLE TO COMMON SHAREOWN362,379,380

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2006, the value of these securities amounted to $49,265,588, or 13.6% of total net assets applicable to common shareowners.

RIB        Residual Interest Bonds.

NR         Security not rated by S&P or Moody's.

+          Prerefunded bonds have been collateralized by U.S.
           Treasury securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rateat December 31, 2006.

(b)        Security is in default and is non-income producing.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
           The rate shown is the rate at December 31, 2006.

(d)        The concentration of investments by type of
           obligation/market sector is as follows:
           Insured                                 13.0      %
           General Obligation                      3.7
           Revenue Bonds:
                               Health Revenue      24.9
                               Airport Revenue     13.6
                               Development Revenue 11.3
                               Tobacco Revenue     9.4
                               Transportation Reven8.0
                               Facilities Revenue  5.8
                               Pollution Control Re5.6
                               Education Revenue   1.5
                               Other Revenue       1.4
                               Water Revenue       1.0
                               Housing Revenue     0.8
                               Power Revenue       0.0
                                                   100.0     %


(e) At December 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $445,623,386 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cos $ 58,495,195

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over valu     (2,576,456)
           Net unrealized gain                      $  55,918,739

           For financial reporting purposes net unrealized gain on investments was $53,146,555 and cost of investments aggregated $448,395,570.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.